Leases - Maturities of operating lease liabilities (Details) - USD ($) $ in Thousands	Jul. 31, 2024	Jan. 31, 2024
Leases
Remainder of 2025	$ 1,860
2026	2,745
2027	1,683
2028	953
2029	450
2030 and thereafter	218
Total lease payments	7,909
Less: imputed interest	(663)
Total lease obligations	7,246
Current	2,947	$ 3,075
Long-term	$ 4,299	$ 3,903